RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	Year Ended	Year Ended
	December 31,	December 31,
	2018	2017
Asset retirement obligations - long-term, beginning of year	$341,077	$259,706
Asset retirement obligations - current, beginning of year	8,609	5,953
Current year additions and changes in estimate, net	45,470	58,891
Current year accretion	7,500	5,247
Liabilities settled	(2,315)	(1,115)
Foreign exchange revaluation	(25,353)	21,004
Reclassification from long-term to current, end of year	(3,856)	(8,609)
Asset retirement obligations - long-term, end of year	$371,132	$341,077

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	Year Ended	Year Ended
	December 31,	December 31,
	2018	2017
Environmental remediation liability - long-term, beginning of year	$4,191	$5,602
Environmental remediation liability - current, beginning of year	1,429	3,240
Current year additions and changes in estimate, net	8,285	850
Liabilities settled	(2,370)	(4,559)
Foreign exchange revaluation	(365)	487
Reclassification from long-term to current, end of year	(1,555)	(1,429)
Environmental remediation liability - long-term, end of year	$9,615	$4,191